ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION

8. ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION.

Accounting policy:

The Company classifies non-current assets (mainly agricultural investment properties, from the Cosan Investimentos segment) and disposal groups as held for sale if their carrying values are recovered mainly through a sale transaction and not through continuous use. Non-current assets and disposal groups classified as held for sale (except investment properties measured at fair value) are measured at the lower of carrying value and fair value less costs to sell. Selling costs are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance expenses and income tax expenses.

The criteria for classifying held for sale are considered met only when the sale is highly probable and the asset or group for disposal is available for immediate sale in its current condition. The actions required to complete the sale must indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the asset sale plan and the sale is expected to be completed within one year of the classification date.

Assets and liabilities classified as held for sale are presented separately in the financial position.

a) Breakdown and changes of assets held for sale:

  Changes in assets held for sale
	Consolidated
	Properties held for sale	Other assets held for sale	Total
Balance as of January 1, 2023	40,383	—	40,383
Additions	—	1,795,773	1,795,773
Transfers	444,782	—	444,782
Sale of agricultural properties held for sale	(142,773)	—	(142,773)
Balance as of December 31, 2023	342,392	1,795,773	2,138,165
Additions (ii)	280	60,792	61,072
Transfers (iii)	437,080	745	437,825
Sale of agricultural properties held for sale	(746,774)	—	(746,774)
Sale of investment (iv)	—	(911,500)	(911,500)
Balance as of December 31, 2024	32,978	945,810	978,788

(i)	On September 26, 2024, the Company approved and concluded the dissolution of the subsidiary Atlântico Participações. All the assets, rights and obligations of this subsidiary were succeeded by the Company, as per note 9.1.
(ii)	As mentioned in note 2.1, the balance of R$60,792 corresponding to the investment in the associate Terminal XXXIX de Santos S.A. was added to the group of assets held for sale.
(iii)	Transfers in the amount of R$437,080 from the investment properties group, as per note 11.5.
(iv)	Full sale of the 51% stake in Norgás S.A., in the subsidiary Compass, as per note 2.1.
  Breakdown of assets held for sale
	Consolidated
	TUP Porto São Luis S.A	Radar	Rumo	Total
Cash and cash equivalents	48,231	—	—	48,231
Other current tax receivable	3,030	—	—	3,030
Investments in associates	—	—	60,792	60,792
Property, plant and equipment	395,757	—	—	395,757
Intangible assets and goodwill	437,965	—	—	437,965
Other assets	35	—	—	35
Properties held for sale	—	32,978	—	32,978
Total	885,018	32,978	60,792	978,788

b) Breakdown of liabilities held for sale:

	12/31/2024	12/31/2023
	Consolidated(i)	Consolidated(ii)
Trade payables	17,248	17,248
Employee benefits payables	1,828	1,828
Other liabilities	456	456
Deferred tax liabilities	66,606	218,861
Total	86,138	238,393

(i)	The amounts of December 2024 are related to only to TUP Porto São Luis S.A.
(ii)	The amounts of December 2024 are related to TUP Porto São Luis S.A. and Norgás.

c) Discontinued operation result:

	12/31/2024	12/31/2023
Equity income	273,875	45,419
Controlling shareholders	185,087	15,654
Non-controlling shareholders	88,788	29,765

The consolidated discontinued operation result on December 31, 2024 is composed of dividends received from the associate Norgás in the amount of R$31,925 and the gain on disposal in the amount of R$241,940 corresponding to the difference between the sale value of R$629,155 and its cost value of R$387,215.